Segment Information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment And Geographic Information
17. SEGMENT AND GEOGRAPHIC INFORMATION
The Company is the global leader and pioneer in developing NAND flash controllers for solid state storage devices. The Company currently operates as one reportable segment. The Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer, who is directly involved in the Company’s operations and product development. The CODM is ultimately responsible for and actively involved in the allocation of resources and the assessment of the Company’s performance using consolidated net income reported on the consolidated statements of income, supplemented by revenue information disaggregated by geographic region and target customers. The measure of segment assets is reported on the balance sheet as total consolidated assets. The Company’s organizational structure is functionally aligned with department heads and shared resources reporting directly to the CODM. The Company employs a highly integrated product development approach, with proprietary technologies utilized across multiple products and substantially all integrated circuits manufactured using similar processes. As a result, the Company operates as a single operating segment.
The
following table presents selected financial information, including significant expenses and other expense information provided to CODM, with respect to the Company’s single
operating segment for the years ended December 31, 2022, 2023 and 2024:

	2022	2023	2024
	US$	US$	US$
Net sales	945,921	639,142	803,552
Less:
Product costs (1)	473,977	364,405	430,784
Stock-compensation and related payroll expense	170,305	142,156	154,831
Integrated Circuit design related costs	43,950	46,429	73,263
Depreciation and amortization	18,931	21,810	25,331
Income tax expense	40,068	8,175	18,160
Dispute related expenses	390	6,973	14,385
Other operating expenses (2)	24,443	17,490	14,069
Interest income	(2,707)	(12,246)	(14,528)
Other segment items (3)	4,054	(8,923)	(1,992)

Net income	172,510	52,873	89,249

(1)	Product costs primarily include material, labor and other product related costs, excluding the other categories below .
(2)	Other operating expenses primarily include facilities expenses, sales promotion expenses, professional service expense and other expenses.
(3)
Other segment items primarily include unrealized holding gain on investment, gain from disposal of long-term investment, foreign exchange gain or loss, interest expense and other income, net as reported in our consolidated statements of income.

This expense information reflects management’s internal classification used to assess financial and operational performance and may not align with classifications used by peer companies. As a result, this expense information should not be considered in isolation or as substitute for analysis of the Company’s results in conjunction with the accompanying consolidated financial statements and notes thereto.
Long-lived assets (property and equipment, net) by geographic area are as follows:

	Year Ended December 31
	2022	2023	2024
	US$	US$	US$
Taiwan	127,733	155,334	177,335
China	11,028	11,118	10,369
Others	673	965	694

	139,434	167,417	188,398

The Company groups its products into two categories, based on the markets in which they may be used. The following summarizes the Company’s revenue by product category:

	Year Ended December 31
	2022	2023	2024
	US$	US$	US$
Mobile Storage	926,760	632,813	796,365
Others	19,161	6,329	7,187

	945,921	639,142	803,552

Revenue is attributed to a geographic area based on the
bill-to
location and is summarized as follows:

	Year Ended December 31
	2022	2023	2024
	US$	US$	US$
Taiwan	156,205	74,284	58,114
United States	128,844	55,504	13,019
Korea	113,757	48,633	73,057
China	248,301	229,037	331,664
Malaysia	26,375	1,736	3,587
Singapore	141,383	127,642	144,595
Others	131,056	102,306	179,516

	945,921	639,142	803,552

Major customers representing at least 10% of net sales are as follows:

	Year Ended December 31
	2022		2023		2024
	US$	%	US$	%	US$	%
Micron	235,934	25	144,011	22	151,780	19
Kioxia	*	*	*	*	119,727	15
SK Hynix	191,873	20	75,836	12	*	*
PHISEMI	*	*	*	*	107,407	13
AFASTOR	*	*	70,046	11	82,678	10

*	Less than 10%